UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Real Estate Securities Income Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

13 Investment Portfolio

18 Statement of Assets and Liabilities

20 Statement of Operations

22 Statement of Changes in Net Assets

23 Financial Highlights

28 Notes to Financial Statements

40 Information About Your Fund's Expenses

42 Advisory Agreement Board Considerations and Fee Evaluation

48 Account Management Resources

50 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The fund may use derivatives, including as part of its covered call strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. In using a covered call strategy, the fund foregoes the opportunity to benefit from an increase in the price of the underlying security (but continues to bear the risk of a decline in the value) or in the case of an illiquid market, the fund may be unable to sell the underlying security until the option expires or is exercised. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the proof?" The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers were renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	13.50%	15.68%	8.59%
Adjusted for the Maximum Sales Charge (max 5.75% load)	6.98%	9.03%	6.30%
S&P 500 Index†	3.84%	3.99%	9.97%
FTSE EPRA/NAREIT North America Index††	13.12%	22.60%	14.14%
Class C	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	13.18%	14.91%	7.85%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.18%	14.91%	7.85%
S&P 500 Index†	3.84%	3.99%	9.97%
FTSE EPRA/NAREIT North America Index††	13.12%	22.60%	14.14%
Class R6	6-Month‡	1-Year	Life of Class**
Average Annual Total Returns as of 6/30/16
No Sales Charges	13.65%	15.98%	6.37%
S&P 500 Index†	3.84%	3.99%	5.17%
FTSE EPRA/NAREIT North America Index††	13.12%	22.60%	11.93%
Class S	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 6/30/16
No Sales Charges	13.58%	15.85%	8.79%
S&P 500 Index†	3.84%	3.99%	9.97%
FTSE EPRA/NAREIT North America Index††	13.12%	22.60%	14.14%
Institutional Class	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 6/30/16
No Sales Charges	13.65%	15.98%	8.86%
S&P 500 Index†	3.84%	3.99%	9.97%
FTSE EPRA/NAREIT North America Index††	13.12%	22.60%	14.14%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 2.12%, 2.89%, 1.97%, 1.98% and 1.76% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Real Estate Securities Income Fund — Class A ■ S&P 500 Index† ■ FTSE EPRA/NAREIT North America Index††

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Deutsche Real Estate Securities Income Fund commenced operations on September 23, 2013. The performance shown for the index is for the time period of September 30, 2013 through June 30, 2016, which is based on the performance period of the life of the Fund.

** Class R6 shares commenced operations on August 25, 2014. The performance shown for the index is for the time period from August 31, 2014 through June 30, 2016, which is based on the performance period of the life of Class R6.

† The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

†† The FTSE EPRA/NAREIT North America Index tracks the performance of companies engaged in the ownership and development of the North American real estate market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
6/30/16	$ 10.17	$ 10.19	$ 10.17	$ 10.18	$ 10.17
12/31/15	$ 9.07	$ 9.08	$ 9.07	$ 9.08	$ 9.07
Distribution Information as of 6/30/16
Income Dividends, Six Months	$ .12	$ .08	$ .13	$ .13	$ .13

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

— Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.

— Investment industry experience began in 1996.

— BS, University of Southern California.

Joseph D. Fisher, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

— Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 2003.

— BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

— Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 1996.

— BS, University of Illinois at Urbana-Champaign.

Hans-Joachim Weber, Assistant Vice President

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2007.

— Co-Portfolio Manager of DWS Dividende Direkt 2014 and DWS Dividende Deutschland Direkt 2014 since 2010; Co-Portfolio Manager of DWS Dividende Emerging Markets Direkt 2015, DWS Dividende USA Direkt 2014, and DWS Invest Top Dividende Premium since 2011; and Co-Portfolio Manager of DWS Diskont Basket since 2013; Specialist for equity derivative strategies for the DWS Equity platform in 2009 and Analyst for the food retail sector in 2009 and 2008.

— BA, Fachhochschule Ludwigshafen; Bankkaufmann Sparkasse Starkenburg.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2016 (34.6% of Net Assets)	Country	Percent
1. Kilroy Realty Corp. Owner, operator and developer of Class A office properties located in California and Washington	United States	5.2%
2. Digital Realty Trust, Inc. Owner and manager of technology-related real estate in the United States and England	United States	4.3%
3. National Retail Properties, Inc. Owner and manager of commercial properties throughout the United States	United States	3.8%
4. Healthcare Realty Trust, Inc. Owner, manager and developer of outpatient medical facilities throughout the United States	United States	3.3%
5. Dream Office Real Estate Investment Trust Owner and manager of office and industrial properties throughout Canada	Canada	3.2%
6. Vornado Realty Trust Owner and manager of investments in community shopping centers	United States	3.1%
7. Artis Real Estate Investment Trust Owner of industrial, retail and office properties in Canada and the United States	Canada	3.1%
8. STORE Capital Corp. Owner and manager of single tenant operational real estate	United States	3.0%
9. HCP, Inc. Owner of real estate primarily serving the health care industry	United States	2.8%
10. LTC Properties, Inc. Owner of private pay senior housing and health care properties	United States	2.8%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 13. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 48 for contact information.

Investment Portfolio as of June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 80.0%
Real Estate Investment Trust ("REITs") 80.0%
Apartments 8.9%
American Campus Communities, Inc.	6,730	355,815
Education Realty Trust, Inc.	7,150	329,901
Equity Residential	6,290	433,255
Mid-America Apartment Communities, Inc.	2,940	312,816
		1,431,787
Diversified 22.6%
Artis Real Estate Investment Trust	48,018	501,755
Cominar Real Estate Investment Trust	31,870	415,411
Crombie Real Estate Investment Trust	36,950	439,013
Crown Castle International Corp.	3,730	378,334
Digital Realty Trust, Inc. (a)	4,090	445,769
Dream Office Real Estate Investment Trust	36,060	518,592
DuPont Fabros Technology, Inc.	4,990	237,225
Lexington Realty Trust	12,780	129,206
Liberty Property Trust	6,070	241,100
The RMR Group, Inc. "A"	112	3,469
Vornado Realty Trust	700	70,084
Washington Real Estate Investment Trust	8,370	263,320
		3,643,278
Health Care 16.4%
HCP, Inc.	12,800	452,864
Healthcare Realty Trust, Inc.	15,200	531,848
LTC Properties, Inc.	8,750	452,638
National Health Investors, Inc.	5,810	436,273
Senior Housing Properties Trust	17,270	359,734
Ventas, Inc.	5,550	404,151
		2,637,508
Hotels 2.1%
DiamondRock Hospitality Co.	17,020	153,691
Hospitality Properties Trust	6,165	177,552
		331,243
Industrial 1.4%
EastGroup Properties, Inc.	3,320	228,815
Manufactured Homes 1.2%
Sun Communities, Inc.	2,430	186,235
Office 5.8%
Brandywine Realty Trust	7,430	124,824
Columbia Property Trust, Inc.	12,960	277,344
Easterly Government Properties, Inc.	13,440	265,171
New York REIT, Inc.	17,640	163,170
Parkway Properties, Inc.	6,330	105,901
		936,410
Regional Malls 4.6%
CBL & Associates Properties, Inc.	11,390	106,041
General Growth Properties, Inc.	7,830	233,490
Simon Property Group, Inc.	600	130,140
Taubman Centers, Inc.	1,480	109,816
The Macerich Co.	1,920	163,949
		743,436
Shopping Centers 9.3%
Alexander's, Inc.	940	384,676
Equity One, Inc.	6,650	213,997
Federal Realty Investment Trust	1,910	316,201
Retail Properties of America, Inc. "A"	7,850	132,665
Urban Edge Properties	5,820	173,785
Weingarten Realty Investors	6,810	277,984
		1,499,308
Specialty Services 7.7%
Agree Realty Corp.	8,180	394,603
Realty Income Corp. (a)	1,180	81,845
Spirit Realty Capital, Inc.	23,070	294,604
STORE Capital Corp.	16,180	476,501
		1,247,553
Total Common Stocks (Cost $11,657,668)		12,885,573

Preferred Stocks 19.6%
Real Estate Investment Trust ("REITs") 19.6%
Diversified 4.2%
Digital Realty Trust, Inc. "E", 7.0%	4,650	118,250
Digital Realty Trust, Inc. "H", 7.375%	4,380	126,801
Vornado Realty Trust "G", 6.625%	6,080	159,235
Vornado Realty Trust "J", 6.875%	4,490	117,997
Vornado Realty Trust "I", 6.625%	6,070	159,884
		682,167
Health Care 4.1%
Sabra Health Care REIT, Inc. "A", 7.125%	15,430	403,957
Welltower, Inc. "J", 6.5%	9,530	249,400
		653,357
Office 5.2%
Kilroy Realty Corp. "G", 6.875%	18,610	494,840
Kilroy Realty Corp. "H", 6.375%	13,030	336,174
		831,014
Regional Malls 0.7%
CBL & Associates Properties, Inc. "D", 7.375%	4,830	120,412
Shopping Centers 0.8%
DDR Corp. "K", 6.25%	4,630	123,806
Specialty Services 3.8%
National Retail Properties, Inc. "D", 6.625%	9,070	237,634
National Retail Properties, Inc. "E", 5.7%	14,020	374,334
		611,968
Storage 0.8%
CubeSmart "A", 7.75%	5,080	131,369
Total Preferred Stocks (Cost $3,126,848)		3,154,093

Securities Lending Collateral 2.6%
Daily Asset Fund "Capital Shares", 0.51% (b) (c) (Cost $421,650)	421,650	421,650

Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $55,622)	55,622	55,622

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $15,261,788)†	102.5	16,516,938
Other Assets and Liabilities, Net	(2.5)	(403,258)
Net Assets	100.0	16,113,680

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

† The cost for federal income tax purposes was $16,002,778. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $514,160. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,443,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $929,011.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $416,246, which is 2.6% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At June 30, 2016, open written options on equity securities were as follows:

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (d)
Over-The-Counter Call Option Agree Realty Corp.	5,500[3]	7/12/2016	43.50	4,358	(27,761)
American Campus Communities, Inc.	4,500[3]	7/12/2016	48.20	4,275	(21,331)
Crown Castle International Corp.	2,000[2]	7/12/2016	92.30	2,355	(18,527)
Digital Realty Trust, Inc.	3,000[4]	8/26/2016	109.50	6,929	(6,929)
Education Realty Trust, Inc.	5,000[3]	8/26/2016	46.50	4,500	(4,500)
Equity Residential	5,000[4]	8/26/2016	69.75	6,941	(6,941)
Federal Realty Investment Trust	1,500[4]	8/26/2016	166.75	4,068	(4,068)
HCP, Inc.	9,000[2]	7/12/2016	35.00	9,092	(7,636)
Healthcare Realty Trust, Inc.	11,000[2]	7/12/2016	31.60	6,142	(37,412)
LTC Properties, Inc.	6,000[1]	7/19/2016	46.75	6,166	(30,205)
National Health Investors, Inc.	4,000[3]	7/19/2016	68.00	4,320	(30,883)
Senior Housing Properties Trust	12,000[4]	7/19/2016	18.60	6,206	(27,139)
Spirit Realty Capital, Inc.	15,000[2]	8/22/2016	12.30	2,250	(11,978)
STORE Capital Corp.	10,000[4]	7/19/2016	25.60	4,239	(38,714)
Ventas, Inc.	3,500[1]	7/19/2016	66.25	5,206	(23,684)
Washington Real Estate Investment Trust	6,000[1]	8/22/2016	30.60	3,043	(9,646)
Weingarten Realty Investors	4,500[4]	8/22/2016	39.50	2,475	(8,392)
Total				82,565	(315,746)

(d) Unrealized depreciation on written options on equity securities at June 30, 2016 was $233,181, net of premiums received.

Counterparties:

1 Morgan Stanley

2 Citigroup, Inc.

3 Bank of America

4 UBS AG

For information on the Fund's policy and additional disclosures regarding written options contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$ 12,885,573	$ —	$ —	$ 12,885,573
Preferred Stocks (e)	3,154,093	—	—	3,154,093
Short-Term Investments (e)	477,272	—	—	477,272
Total	$ 16,516,938	$ —	$ —	$ 16,516,938
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Written Options	$ —	$ (315,746)	$ —	$ (315,746)
Total	$ —	$ (315,746)	$ —	$ (315,746)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $14,784,516) — including $416,246 of securities loaned	$ 16,039,666
Investment in Daily Assets Fund (cost $421,650)*	421,650
Investment in Deutsche Central Cash Management Government Fund (cost $55,622)	55,622
Total investments in securities, at value (cost $15,261,788)	16,516,938
Cash	10,000
Foreign currency, at value (cost $10,130)	10,264
Receivable for investments sold	22,438
Receivable for Fund shares sold	337,619
Dividends receivable	64,339
Interest receivable	189
Other assets	25,495
Total assets	16,987,282
Liabilities
Payable upon return of securities loaned	421,650
Payable for Fund shares redeemed	49,237
Options written, at value (premiums received $82,565)	315,746
Accrued Trustees' fees	182
Other accrued expenses and payables	86,787
Total liabilities	873,602
Net assets, at value	$ 16,113,680
Net Assets Consist of
Undistributed net investment income	183,950
Net unrealized appreciation (depreciation) on: Investments	1,255,150
Foreign currency	267
Written options	(233,181)
Accumulated net realized gain (loss)	(2,007,013)
Paid-in capital	16,914,507
Net assets, at value	$ 16,113,680

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($3,386,885 ÷ 332,981 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.17
Maximum offering price per share (100 ÷ 94.25 of $10.17)	$ 10.79

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,600,237 ÷ 157,101 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.19
Class R6 Net Asset Value, offering and redemption price(a) per share ($11,211 ÷ 1,102 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.17
Class S Net Asset Value, offering and redemption price(a) per share ($10,422,062 ÷ 1,023,319 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.18
Institutional Class Net Asset Value, offering and redemption price(a) per share ($693,285 ÷ 68,153 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.17

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $10,497)	$ 430,860
Income distributions — Deutsche Central Cash Management Government Fund	689
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	222
Total income	431,771
Expenses: Management fee	46,406
Administration fee	7,139
Services to shareholders	13,082
Distribution and service fees	10,711
Custodian fee	10,087
Professional fees	48,629
Reports to shareholders	15,449
Registration fees	28,793
Trustees' fees and expenses	1,456
Other	5,408
Total expenses before expense reductions	187,160
Expense reductions	(90,614)
Total expenses after expense reductions	96,546
Net investment income	335,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(960,385)
Written options	43,497
Foreign currency	1,272
(915,616)
Change in net unrealized appreciation (depreciation) on: Investments	2,532,928
Written options	(136,625)
Foreign currency	174
2,396,477
Net gain (loss)	1,480,861
Net increase (decrease) in net assets resulting from operations	$ 1,816,086

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 335,225	$ 625,786
Net realized gain (loss)	(915,616)	(286,655)
Change in net unrealized appreciation (depreciation)	2,396,477	(1,467,969)
Net increase (decrease) in net assets resulting from operations	1,816,086	(1,128,838)
Distributions to shareholders from: Net investment income: Class A	(36,429)	(124,641)
Class C	(12,506)	(54,147)
Class R6	(143)	(406)
Class S	(100,998)	(288,611)
Institutional Class	(35,906)	(339,148)
Net realized gain: Class A	—	(145,721)
Class C	—	(77,560)
Class R6	—	(459)
Class S	—	(315,311)
Institutional Class	—	(328,578)
Total distributions	(185,982)	(1,674,582)
Fund share transactions: Proceeds from shares sold	6,499,934	5,178,502
Reinvestment of distributions	183,858	1,662,585
Payments for shares redeemed	(7,832,564)	(14,122,168)
Redemption fees	563	40
Net increase (decrease) in net assets from Fund share transactions	(1,148,209)	(7,281,041)
Increase (decrease) in net assets	481,895	(10,084,461)
Net assets at beginning of period	15,631,785	25,716,246
Net assets at end of period (including undistributed net investment income of $183,950 and $34,707, respectively)	$ 16,113,680	$ 15,631,785

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,		Period Ended 12/31/13[a]
		2015	2014
Selected Per Share Data
Net asset value, beginning of period	$ 9.07	$ 10.32	$ 9.56	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.22[e]	.31	.48	.10
Net realized and unrealized gain (loss)	1.00	(.74)	1.37	(.44)
Total from investment operations	1.22	(.43)	1.85	(.34)
Less distributions from: Net investment income	(.12)	(.37)	(.37)	(.10)
Net realized gains	—	(.45)	(.72)	(.00)***
Total distributions	(.12)	(.82)	(1.09)	(.10)
Redemption fees	.00***	.00***	.00***	—
Net asset value, end of period	$10.17	$ 9.07	$ 10.32	$ 9.56
Total Return (%)[c,d]	13.50**	(4.33)	19.86	(3.42)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3.27
Ratio of expenses before expense reductions (%)	2.69*	2.12	2.81	6.16*
Ratio of expenses after expense reductions (%)	1.40*	1.40	1.40	1.40*
Ratio of net investment income (%)	4.67e*	3.15	4.48	3.85*
Portfolio turnover rate (%)	92**	204	413	15**

[a] For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,		Period Ended 12/31/13[a]
		2015	2014
Selected Per Share Data
Net asset value, beginning of period	$ 9.08	$ 10.33	$ 9.57	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.18[e]	.23	.38	.07
Net realized and unrealized gain (loss)	1.01	(.73)	1.39	(.42)
Total from investment operations	1.19	(.50)	1.77	(.35)
Less distributions from: Net investment income	(.08)	(.30)	(.29)	(.08)
Net realized gains	—	(.45)	(.72)	(.00)***
Total distributions	(.08)	(.75)	(1.01)	(.08)
Redemption fees	.00***	.00***	.00***	—
Net asset value, end of period	$ 10.19	$ 9.08	$ 10.33	$ 9.57
Total Return (%)[c,d]	13.18**	(5.04)	18.94	(3.52)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2.23
Ratio of expenses before expense reductions (%)	3.48*	2.89	3.62	6.77*
Ratio of expenses after expense reductions (%)	2.15*	2.15	2.15	2.15*
Ratio of net investment income (%)	3.89e*	2.33	3.60	2.55*
Portfolio turnover rate (%)	92**	204	413	15**

[a] For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R6	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Period Ended 12/31/14[a]

Selected Per Share Data
Net asset value, beginning of period	$ 9.07	$ 10.32	$ 11.01
Income (loss) from investment operations: Net investment income[b]	.23[e]	.36	.25
Net realized and unrealized gain (loss)	1.00	(.76)	.02
Total from investment operations	1.23	(.40)	.27
Less distributions from: Net investment income	(.13)	(.40)	(.30)
Net realized gains	—	(.45)	(.66)
Total distributions	(.13)	(.85)	(.96)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 10.17	$ 9.07	$ 10.32
Total Return (%)[c]	13.65**	(4.09)	2.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11	10	10
Ratio of expenses before expense reductions (%)	2.52*	1.97	2.82*
Ratio of expenses after expense reductions (%)	1.15*	1.15	1.15*
Ratio of net investment income (%)	4.89e*	3.68	6.47*
Portfolio turnover rate (%)	92**	204	413[d]

[a] For the period from August 25, 2014 (commencement of operations) to December 31, 2014.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Represents the Fund's portfolio turnover rate for the year ended December 31, 2014.

[e] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,		Period Ended 12/31/13[a]
		2015	2014
Selected Per Share Data
Net asset value, beginning of period	$ 9.08	$ 10.33	$ 9.57	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.23[d]	.30	.49	.07
Net realized and unrealized gain (loss)	1.00	(.71)	1.37	(.40)
Total from investment operations	1.23	(.41)	1.86	(.33)
Less distributions from: Net investment income	(.13)	(.39)	(.38)	(.10)
Net realized gains	—	(.45)	(.72)	(.00)***
Total distributions	(.13)	(.84)	(1.10)	(.10)
Redemption fees	.00***	.00***	.00***	—
Net asset value, end of period	$ 10.18	$ 9.08	$ 10.33	$ 9.57
Total Return (%)[c]	13.58**	(4.18)	20.03	(3.28)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	6	9.42
Ratio of expenses before expense reductions (%)	2.53*	1.98	2.68	5.97*
Ratio of expenses after expense reductions (%)	1.25*	1.25	1.25	1.25*
Ratio of net investment income (%)	4.87d*	3.01	4.62	2.62*
Portfolio turnover rate (%)	92**	204	413	15**

[a] For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,		Period Ended 12/31/13[a]
		2015	2014
Selected Per Share Data
Net asset value, beginning of period	$ 9.07	$ 10.32	$ 9.56	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.21[d]	.25	.40	.08
Net realized and unrealized gain (loss)	1.02	(.65)	1.48	(.42)
Total from investment operations	1.23	(.40)	1.88	(.34)
Less distributions from: Net investment income	(.13)	(.40)	(.40)	(.10)
Net realized gains	—	(.45)	(.72)	(.00)***
Total distributions	(.13)	(.85)	(1.12)	(.10)
Redemption fees	.00***	.00***	.00***	—
Net asset value, end of period	$ 10.17	$ 9.07	$ 10.32	$ 9.56
Total Return (%)[c]	13.65**	(4.09)	20.16	(3.35)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	5	11	10
Ratio of expenses before expense reductions (%)	2.35*	1.76	2.50	5.35*
Ratio of expenses after expense reductions (%)	1.15*	1.15	1.15	1.15*
Ratio of net investment income (%)	4.71d*	2.56	3.75	3.13*
Portfolio turnover rate (%)	92**	204	413	15**

[a] For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Real Estate Securities Income Fund (the "Fund") is a non-diversified series of Deutsche Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

From November 1, 2015 through December 31, 2015 , the Fund elects to defer qualified late year losses of approximately $246,000 of net short-term realized capital losses, and treat them as arising in the fiscal year ending December 31, 2016.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a United States Real Estate Investment Trust ("U.S. REIT") investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2016, the Fund entered into written options on equity securities to generate additional income from premiums received and call spreads (the Fund selling a call option and buying a corresponding call option on the same security at a higher strike price) to preserve its ability to participate in any future appreciation of the underlying portfolio security.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There were no open purchased option contracts as of June 30, 2016. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $316,000.

The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Written Options
Equity Contracts (a)	$ (315,746)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Options written, at value

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Written Options
Equity Contracts (a)	$ 43,497
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from written options

Change in Net Unrealized Appreciation (Depreciation)	Written Options
Equity Contracts (a)	$ (136,625)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on written options

As of June 30, 2016, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America	$ 84,475	$ —	$ —	$ 84,475
Citigroup, Inc.	75,553	—	—	75,553
Morgan Stanley	63,535	—	—	63,535
UBS AG	92,183	—	—	92,183
	$ 315,746	$ —	$ —	$ 315,746

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $13,012,605 and $14,091,770, respectively.

For the six months ended June 30, 2016, transactions for written options on securities were as follows:

	Contracts	Premiums
Outstanding, beginning of period	86,500	$ 68,517
Options written	209,000	165,917
Options bought back	(3,000)	(6,299)
Options exercised	(122,000)	(102,073)
Options expired	(63,000)	(43,497)
Outstanding, end of period	107,500	$ 82,565

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is a subadvisor to the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly owned subsidiary of Deutsche Bank AG, also acts as a subadvisor to the Fund. Deutsche AM International GmbH provides portfolio management services to the Fund with respect to the Fund's covered call strategy. DIMA compensates Deutsche AM International GmbH out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.65%.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	1.40%
Class C	2.15%
Class R6	1.15%
Class S	1.25%
Institutional Class	1.15%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 18,062
Class C	9,695
Class R6	70
Class S	44,184
Institutional Class	18,603
$ 90,614

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $7,139, of which $1,247 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 629	$ 328
Class C	195	120
Class R6	11	6
Class S	479	240
Institutional Class	205	148
	$ 1,519	$ 842

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2016
Class C	$ 5,475	$ 938

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2016	Annualized Rate
Class A	$ 3,448	$ 1,313.25%
Class C	1,788	621.24%
	$ 5,236	$ 1,934

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2016 aggregated $975.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. For the six months ended June 30, 2016, the CDSC for Class C shares aggregated $76. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2016, DDI received $514 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $9,114, of which $7,470 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $20.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	102,437	$ 996,915	147,493	$ 1,461,553
Class C	13,326	129,594	59,912	588,365
Class S	551,329	5,351,804	217,937	2,220,825
Institutional Class	2,183	21,621	88,274	907,759
		$ 6,499,934		$ 5,178,502
Shares issued to shareholders in reinvestment of distributions
Class A	3,547	$ 34,468	28,110	$ 262,025
Class C	1,286	12,506	14,163	131,695
Class R6	15	143	93	865
Class S	10,316	100,835	64,092	600,274
Institutional Class	3,788	35,906	71,052	667,726
		$ 183,858		$ 1,662,585
Shares redeemed
Class A	(91,976)	$ (850,593)	(188,225)	$ (1,830,380)
Class C	(32,134)	(289,199)	(99,414)	(965,676)
Class S	(180,728)	(1,699,765)	(486,475)	(4,733,101)
Institutional Class	(523,717)	(4,993,007)	(684,756)	(6,593,011)
		$ (7,832,564)		$ (14,122,168)
Redemption fees		$ 563		$ 40
Net increase (decrease)
Class A	14,008	$ 181,243	(12,622)	$ (106,782)
Class C	(17,522)	(147,099)	(25,339)	(245,616)
Class R6	15	143	93	865
Class S	380,917	3,752,984	(204,446)	(1,911,982)
Institutional Class	(517,746)	(4,935,480)	(525,430)	(5,017,526)
		$ (1,148,209)		$ (7,281,041)

F. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,135.00	$ 1,131.80	$ 1,136.50	$ 1,135.80	$ 1,136.50
Expenses Paid per $1,000*	$ 7.43	$ 11.40	$ 6.11	$ 6.64	$ 6.11
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/6	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,017.90	$ 1,014.17	$ 1,019.14	$ 1,018.65	$ 1,019.14
Expenses Paid per $1,000*	$ 7.02	$ 10.77	$ 5.77	$ 6.27	$ 5.77

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Real Estate Securities Income Fund	1.40%	2.15%	1.15%	1.25%	1.15%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Real Estate Securities Income Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and RREEF America L.L.C. ("RREEF"), an affiliate of DIMA, in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Directors that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including RREEF. The Board reviewed the Fund’s performance and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-year period ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period ended December 31, 2014. The Board noted the disappointing investment performance of the Fund in the recent period and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DeAWMI Sub-Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved a sub-advisory agreement (the "DeAWMI Sub-Advisory Agreement") between Deutsche Investment Management Americas, Inc. ("DIMA") and Deutsche Asset & Wealth Management International GmbH (now known as Deutsche Asset Management International GmbH) ("DeAWMI"), an affiliate of DIMA and an indirect wholly-owned subsidiary of Deutsche Bank AG, on behalf of Deutsche Real Estate Securities Income Fund at an in-person meeting in November 2015. In November 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates. DIMA relied on a manager of managers exemptive order granted to DIMA and the Fund by the SEC that permits DIMA, subject to the approval of the Board, to select sub-advisors that are affiliated with DIMA to manage all or a portion of the Fund’s assets without obtaining shareholder approval. The Sub-Advisory Agreement became effective on January 1, 2016.

In determining to approve the DeAWMI Sub-Advisory Agreement, the Board reviewed the capabilities of DeAWMI and the terms of the DeAWMI Sub-Advisory Agreement, including the sub-advisory fee schedule. The Board considered that the DeAWMI Sub-Advisory Agreement would allow the same portfolio management team to continue to provide services to the Fund after an internal reorganization of Deutsche Bank affiliates. The Board noted that DeAWMI would only be responsible for the implementation of the Fund’s covered call strategy under the DeAWMI Sub-Advisory Agreement and considered the investment process with respect to the Fund’s covered call strategy. The Board also considered that the appointment of DeAWMI was not expected to impact the Fund’s expenses, and that pursuant to the DeAWMI Sub-Advisory Agreement, DeAWMI would be paid for its services by DIMA from its fees as investment advisor to the Fund. The Board noted DIMA’s representation that its profitability in connection with the management of the Fund would not change under the new sub-advisory arrangement.

Given that DeAWMI is an affiliate of DIMA, the Board additionally took into account the factors that it considered as part of the process that it followed prior to approving the annual renewal of the Fund’s investment management agreement with DIMA and the current sub-advisory agreement between DIMA and RREEF America L.L.C. in September 2015, which factors are set forth above.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the approval of the DeAWMI Sub-Advisory Agreement was in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor. It is possible that individual Board Members may have weighed these factors differently in reaching their individual decisions to approve the DeAWMI Sub-Advisory Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is a subadvisor for the fund.

Deutsche Asset Management International GmbH ("Deutsche AM International GmbH"), an indirect, wholly-owned subsidiary of Deutsche Bank AG, also acts as a subadvisor to the Fund. Deutsche AM International GmbH provides portfolio management services to the Fund with respect to the Fund’s covered call strategy.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	REFAX	REFCX	REFSX	REFIX
CUSIP Number	25159L 745	25159L 752	25159L 778	25159L 760
Fund Number	1003	1303	2003	1403

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	REFZX
CUSIP Number	25159L 497
Fund Number	1625

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016